PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

14.PROPERTY, PLANT AND EQUIPMENT

The Camino Rojo Project lies 190 km NE of the city of Zacatecas, 48 km S-SW of the town of Concepcion del Oro, and 54 km S-SE of Newmont Corporation’s (“Newmont”) Peñasquito Mine.

In November 2017, we acquired the Camino Rojo Project, a gold and silver oxide heap leach project located in Zacatecas State, Mexico, from Goldcorp Inc. (now, Newmont Corporation). A 2% net smelter return royalty (the “Royalty”) on the sale of all metal production from the oxide material at Camino Rojo is payable. Newmont later sold this royalty, and the royalty holder as at December 31, 2022 was Triple Flag Precious Metals Corp.

The Company and Newmont also entered into an option agreement regarding the potential development of sulphide operations at Camino Rojo. Pursuant to the option agreement, Newmont will, subject to the applicable sulphide project meeting certain thresholds, have an option to acquire a 60% or 70% interest in the applicable sulphide project (“Sulphide Option”). The Royalty excludes revenue on the sale of metals produced from a sulphide project. However, should Newmont decide not to elect to acquire an interest in an applicable sulphide project, or if an applicable sulphide project does not meet certain threshold, Newmont would be entitled to a 2% net smelter return royalty on metals produced from the sulphide material.

In February 2021, the Company completed a Layback Agreement with Fresnillo plc (“Fresnillo”) and certain of its subsidiaries which allows Orla to expand the Camino Rojo mine oxide pit onto part of Fresnillo’s mineral concession located immediately north of Orla’s property. The Company agreed to pay Fresnillo total cash consideration of $62.8 million in staged payments (note 23).

In December 31, 2020 we commenced construction of the oxide gold mine and on April 1, 2022, we declared commercial production at Camino Rojo.

In common with all mining companies in Mexico, Camino Rojo is subject to an Extraordinary Mining Duty of 0.5% of revenues from precious metals. This Extraordinary Mining Duty is included within Cost of Sales – Royalties (note 6(b)).

	Producing		Machinery		Other right
	mineral		and	Other	of use
	property	Buildings	equipment	assets	assets	Total
Cost
At December 31, 2020	$—	$—	$392	$435	$338	$1,165
Additions	—	67	2,437	845	1,769	5,118
Transfers from mineral properties under construction	—	—	2,484	—	—	2,484
Due to changes in exchange rates	—	(1)	(75)	(19)	12	(83)
At December 31, 2021	—	66	5,238	1,261	2,119	8,684
Additions	6,616	1,788	3,272	666	2,300	14,642
Transfer from mineral properties under construction	127,002	58,869	36,684	608	—	223,163
Reclassification of capitalized interest	(19,020)	11,585	7,341	94	—	—
Change in site closure provision (note 25)	1,155	(300)	(190)	—	—	665
Leased assets derecognized at end of lease	—	—	—	—	(215)	(215)
Due to changes in exchange rates	—	—	—	(9)	(44)	(53)
At December 31, 2022	$115,753	$72,008	$52,345	$2,620	$4,160	$246,886

Accumulated depreciation
At December 31, 2020	$—	$—	$235	$162	$58	$455
Depletion and depreciation	—	6	115	127	352	600
Due to changes in exchange rates	—	—	—	(1)	(5)	(6)
At December 31, 2021	—	6	350	288	405	1,049
Depletion and depreciation	9,641	6,280	4,541	421	764	21,647
Leased assets derecognized at end of lease	—	—	—	—	(215)	(215)
Due to changes in exchange rates	—	—	—	(4)	(7)	(11)
At December 31, 2022	$9,641	$6,286	$4,891	$705	$947	$22,470

Net book value
At December 31, 2021	$—	$60	$4,888	$973	$1,714	$7,635
At December 31, 2022	$106,112	$65,722	$47,454	$1,915	$3,213	$224,416